Income Tax / Deferred Tax - Deferred Income Taxes (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax assets:
Property, plant and equipment, net	$ 390	$ 0
Total current deferred income tax assets	390	0
Future deductible differences	68	82
Property, plant and equipment, net	942	0
Total non-current deferred income tax assets	1,010	82
Total deferred income tax assets	1,400	82
Deferred income tax liability:
Intangible assets	(3,117)	(3,740)
Property, plant and equipment, net	(4,117)	(4,255)
Tax inflation adjustment in Argentina	(485)	(1,319)
Other	(2,243)	(1,181)
Total deferred income tax liability	(9,962)	(10,495)	$ (8,583)	$ (8,275)
Net deferred income tax liability	$ (8,562)	$ (10,413)